Nature of Business and Basis of Presentation - Schedule of Purchase Consideration (Details)	Mar. 31, 2015 USD ($)
Accounting Policies [Abstract]
Cash-overdraft	$ (5,462)
Property and equipment, net	99,425
Other assets	7,066
Total assets acquired	$ 101,029
Current liabilities
Total liabilities	$ 346,980
Total liabilities assumed	346,980
Net Assets Acquired	$ (245,951)